World Omni Auto Receivables Trust 2015-B	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2015

Dates Covered
Collections Period	09/02/15 - 10/31/15
Interest Accrual Period	10/14/15 - 11/15/15
30/360 Days	31
Actual/360 Days	33
Distribution Date	11/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,032,409,957.09	48,642
Original Yield Supplement Overcollateralization Amount	48,175,371.48	0
Aggregate Starting Principal Balance	1,080,585,328.57	48,642
Principal Payments	58,420,940.60	1,227
Defaulted Receivables	300,335.23	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/15	44,649,866.82	0
Pool Balance at 10/31/15	977,214,185.92	47,404

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	94.57%

Prepayment ABS Speed	1.31%

Overcollateralization Target Amount	43,974,638.37
Actual Overcollateralization	31,221,037.85

Weighted Average APR	4.41%
Weighted Average APR, Yield Adjusted	6.31%
Weighted Average Remaining Term	62.71

Delinquent Receivables:
Past Due 31-60 days	7,210,540.98	338
Past Due 61-90 days	1,297,436.21	61
Past Due 91-120 days	29,549.85	1
Past Due 121 + days	0.00	0
Total	8,537,527.04	400

Total 31+ Delinquent as % Ending Pool Balance	0.87%

Recoveries	196,408.85

Aggregate Net Losses/(Gains) - October 2015	103,926.38
Current Net Loss Ratio (Annualized)	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Flow of Funds	$ Amount

Collections	65,777,905.54
Advances	78,005.48
Investment Earnings on Cash Accounts	4,339.88
Servicing Fee	(1,770,959.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	64,089,291.61

Distributions of Available Funds
(1) Class A Interest	883,264.29
(2) First Priority Principal Distributable Amount	10,785,814.08
(3) Class B Interest	39,175.39
(4) Second Priority Principal Distributable Amount	21,160,000.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	31,221,037.85
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	64,089,291.61

Servicing Fee	1,770,959.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Original Note Balance	1,009,160,000.00
Principal Paid	63,166,851.93
Note Balance @ 11/16/15	945,993,148.07

Class A-1
Original Note Balance	216,000,000.00
Principal Paid	63,166,851.93
Note Balance @ 11/16/15	152,833,148.07
Note Factor @ 11/16/15	70.7560871%

Class A-2a
Original Note Balance	280,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	280,000,000.00
Note Factor @ 11/16/15	100.0000000%

Class A-2b
Original Note Balance	133,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	133,000,000.00
Note Factor @ 11/16/15	100.0000000%

Class A-3
Original Note Balance	234,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	234,000,000.00
Note Factor @ 11/16/15	100.0000000%

Class A-4
Original Note Balance	125,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	125,000,000.00
Note Factor @ 11/16/15	100.0000000%

Class B
Original Note Balance	21,160,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	21,160,000.00
Note Factor @ 11/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	922,439.68
Total Principal Paid	63,166,851.93
Total Paid	64,089,291.61

Class A-1
Coupon	0.41000%
Interest Paid	81,180.00
Principal Paid	63,166,851.93
Total Paid to A-1 Holders	63,248,031.93

Class A-2a
Coupon	0.96000%
Interest Paid	231,466.67
Principal Paid	0.00
Total Paid to A-2a Holders	231,466.67

Class A-2b
One-Month Libor	0.19325%
Coupon	0.59325%
Interest Paid	72,327.06
Principal Paid	0.00
Total Paid to A-2b Holders	72,327.06

Class A-3
Coupon	1.49000%
Interest Paid	300,235.00
Principal Paid	0.00
Total Paid to A-3 Holders	300,235.00

Class A-4
Coupon	1.84000%
Interest Paid	198,055.56
Principal Paid	0.00
Total Paid to A-4 Holders	198,055.56

Class B
Coupon	2.15000%
Interest Paid	39,175.39
Principal Paid	0.00
Total Paid to B Holders	39,175.39

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9140668
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	62.5934955
Total Distribution Amount	63.5075623

A-1 Interest Distribution Amount	0.3758333
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	292.4391293
Total A-1 Distribution Amount	292.8149626

A-2a Interest Distribution Amount	0.8266667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8266667

A-2b Interest Distribution Amount	0.5438125
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.5438125

A-3 Interest Distribution Amount	1.2830556
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2830556

A-4 Interest Distribution Amount	1.5844445
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5844445

B Interest Distribution Amount	1.8513889
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8513889

Noteholders' First Priority Principal Distributable Amount	170.75
Noteholders' Second Priority Principal Distributable Amount	334.99
Noteholders' Principal Distributable Amount	494.26

Account Balances	$ Amount

Advances
Balance as of 10/14/15	0.00
Balance as of 10/31/15	78,005.48
Change	78,005.48

Reserve Account
Balance as of 10/14/15	2,581,024.89
Investment Earnings	190.98
Investment Earnings Paid	(190.98)
Deposit/(Withdrawal)	-
Balance as of 11/16/15	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89